Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Net [Abstract]
Trade accounts receivable	$ 658	$ 619
Inventories	184	262
Other deferred tax assets	584	494
Accrued compensation	2,590	2,960
Deferred revenue	4,449	1,786
Debt financing costs		382
Net operating loss carryforwards	2,014	1,885
Total deferred tax assets	10,479	8,388
Prepaid expenses and deferred customer support contract costs	3,438	4,009
Other	68	132
Property and equipment	3,459	2,872
Goodwill and finite-life intangibles	21,570	39,216
Total deferred tax liabilities	28,535	46,229
Total net deferred tax liabilities	$ (18,056)	$ (37,841)